Inventories	18 Months Ended
Oct. 31, 2018
Inventories [Abstract]
Inventories
16 Inventories

	October 31, 2018		April 30, 2017
	$	’000	$	’000
Work in progress		-		13
Finished goods		204		51
		204		64

The Group utilized $0.3m (12 months to April 30, 2017: $0.1m; 12 months to April 30, 2016: $0.1m) of inventories included in cost of sales during the 18 months to October 31, 2018.